Income Taxes - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 7,293	$ 10,057
Additions based on tax positions related to the current year	507	544
Additions for tax positions of prior years	2,675	638
Reductions for tax positions of prior years - Settlement	0	(3,765)
Reduction for tax positions of prior years - Statute of limitations	(1)	(181)
Balance at end of year	$ 10,474	$ 7,293